Revenue Disaggregation Geographic Information	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenue Disaggregation Geographic Information

10. Revenue Disaggregation Geographic Information

The following table breaks down revenue by geographic location of the Company’s revenue. The geographical location is based on the location at which the marine fuel is delivered to the customer.

	For the year ended December 31,
	2025	2024	2023
China	$378,739,072	$333,722,969	$242,702,176
Hong Kong	139,369,191	179,504,143	137,206,005
Malaysia	8,690,076	58,153,026	46,725,038
Singapore	7,296,292	14,644,074	7,238,512
South Korea	683,460	3,942,800	1,373,340
Other	3,711,740	2,550,533	652,647
Total:	$538,489,831	$592,517,545	$435,897,718